Investments Accounted for Using the Equity Method - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Carbonesdel Cerrejon Limited Liability Corporation [member] | Non-current assets held for sale [member]
Disclosure of significant investments in associates and joint ventures [line items]
Investments in associates accounted for using equity method	$ 284
Loans receivable, related party transactions	40
Carbonesdel Cerrejon Limited Liability Corporation [member] | Liabilities Included In Disposal Groups Classified As Held For Sale [Member]
Disclosure of significant investments in associates and joint ventures [line items]
Amounts payable, related party transactions	$ 17
BHP Brasil Ltda [member] | Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Commitment percentage	50.00%	50.00%
Commitments in relation to joint ventures	$ 350	$ 200